Related party transactions - Transactions with Baring Private Equity Asia (Details) $ / shares in Units, $ in Millions						1 Months Ended	12 Months Ended
	Feb. 03, 2021 shares	Dec. 29, 2020 USD ($) shares	Sep. 29, 2020 USD ($) Options	Jan. 29, 2020 USD ($) shares	Feb. 06, 2018 USD ($) shares	Apr. 30, 2020 Options $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Related party transactions
Due from affiliated companies							$ 49.1		$ 30.2
Due to affiliated companies							31.0		26.0
Shares issued, net of financing costs							655.6	$ 18.9
Baring Private Equity Asia
Related party transactions
Due from affiliated companies							0.0		0.0
Due to affiliated companies							$ 0.0		$ 0.0
Class B common shares | Baring Private Equity Asia
Related party transactions
Shares issued (in shares) | shares		4,054,954		8,021,790	2,251,305
Shares issued, net of financing costs		$ 80.4		$ 67.9	$ 13.9
Granted | Options			4,816,138			4,816,138
Aggregate consideration for exercising options			$ 66.5
Exercise price of options | $ / shares						$ 13.80
Multiple voting shares | Baring Private Equity Asia
Related party transactions
Number of shares converted to subordinate voting shares | shares	15,068,329